                       THE FRANKLIN LIFE INSURANCE COMPANY
                       FRANKLIN LIFE VARIABLE ANNUITY FUND
                                  JUNE 30, 1999
                               SEMI-ANNUAL REPORT








                          PRINCIPAL OFFICE LOCATED AT:
                               #1 Franklin Square
                           Springfield, Illinois 62713

                     SEMI-ANNUAL REPORT DATED JUNE 30, 1999

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The Semi-Annual Report of The Franklin Life Variable Annuity Fund is prepared and provided by The Franklin Life Insurance Company.

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This Semi-Annual Report is not to be construed as an offering for sale of any
Franklin Life contract. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
STATEMENT OF NET ASSETS
JUNE 30, 1999
(UNAUDITED)


                                                                    AMERICAN GENERAL SERIES PORTFOLIO COMPANY
                                                       ------------------------------------------------------------------
                                                             STOCK INDEX           STOCK INDEX          MONEY MARKET
                                                                FUND                  FUND                  FUND
                                                            SUBACCOUNT A          SUBACCOUNT B          SUBACCOUNT C
                                                       ------------------------------------------------------------------

ASSETS
Investments in Funds at fair value:
(cost: see below)                                      $      12,823,731     $       1,796,771     $       1,412,256
Due from (to) General Account                                         29                   (96)                    -
                                                       ------------------------------------------------------------------

NET ASSETS                                             $      12,823,760     $       1,796,675     $       1,412,256
                                                       ------------------------------------------------------------------
                                                       ------------------------------------------------------------------


Unit value, at June 30, 1999                           $         121.52      $          141.59     $           24.96
                                                       ------------------------------------------------------------------
                                                       ------------------------------------------------------------------

Units outstanding, at June 30, 1999                              105,532                12,689                56,574
                                                       ------------------------------------------------------------------
                                                       ------------------------------------------------------------------

Cost of investments                                    $      12,929,922     $       1,811,657     $       1,412,256
                                                       ------------------------------------------------------------------
                                                       ------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)


                                                                 AMERICAN GENERAL SERIES PORTFOLIO COMPANY
                                                        ------------------------------------------------------------
                                                           STOCK INDEX         STOCK INDEX          MONEY MARKET
                                                              FUND                 FUND                 FUND
                                                          SUBACCOUNT A         SUBACCOUNT B         SUBACCOUNT C
                                                        ------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
        Dividends and interest                        $         77,036    $         10,004     $      31,663
Expenses
        Mortality and expense risk charge                       72,003              11,083             8,016
        Investment management services                          18,519               2,750             1,779
                                                        ------------------------------------------------------------
Net investment income (expense)                                (13,486)             (3,829)           21,868

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
        Net realized gain (loss)                             7,631,867           1,211,333                 -
        Net unrealized appreciation (depreciation)
            Beginning of period                              7,670,674           1,265,910                 -

            End of period                                     (106,191)            (14,886)                -
                                                        ------------------------------------------------------------

Net change in unrealized appreciation
   (depreciation) during the period                         (7,776,865)         (1,280,796)                -
                                                        ------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                                (144,998)            (69,463)                -
                                                        ------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                                    $       (158,484)   $        (73,292)    $      21,868
                                                        ------------------------------------------------------------
                                                        ------------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)


                                                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY
                                            ---------------------------------------------------------
                                               STOCK INDEX        STOCK INDEX        MONEY MARKET
                                                   FUND               FUND               FUND
                                               SUBACCOUNT A       SUBACCOUNT B       SUBACCOUNT C
                                            ---------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                            ---------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (expense)             $    (13,486)     $     (3,829)     $     21,868
  Net realized gain (loss) on investments        7,631,867         1,211,333                --
  Net change in unrealized appreciation
      (depreciation) on investments             (7,776,865)       (1,280,796)               --
                                               ------------------------------------------------
Net increase (decrease) in net assets
      from operations                             (158,484)          (73,292)           21,868
FROM CONTRACT RELATED TRANSACTIONS:
  Net contract purchase payments                   134,543            10,564             5,978
  Withdrawals                                     (763,607)         (177,303)         (161,369)
  Transfers from (to) fixed account                 69,808                --                --
                                               ------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions             (559,256)         (166,739)         (155,391)
                                               ------------------------------------------------
Increase (decrease) in net assets                 (717,740)         (240,031)         (133,523)
Net assets, beginning of period                 13,541,500         2,036,706         1,545,779
                                               ------------------------------------------------
Net assets, end of period                     $ 12,823,760      $  1,796,675      $  1,412,256
                                               ------------------------------------------------
                                               ------------------------------------------------




                                           FRANKLIN LIFE        FRANKLIN LIFE      FRANKLIN LIFE
                                              VARIABLE            VARIABLE         MONEY MARKET
                                              ANNUITY              ANNUITY       VARIABLE ANNUITY
                                               FUND A              FUND B            FUND C
                                           -----------------------------------------------------
                                                       FOR THE YEAR ENDED DECEMBER 31, 1998
                                           -----------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (expense)             $     21,258      $         61      $     60,558
  Net realized gain (loss) on investments          428,455           144,577                --
  Net change in unrealized appreciation
      (depreciation) on investments              2,372,232           397,045                --
                                           -----------------------------------------------------
Net increase (decrease) in net assets
      from operations                            2,821,945           541,683            60,558
FROM CONTRACT RELATED TRANSACTIONS:
  Net contract purchase payments                   133,181            14,091            22,030
  Withdrawals                                   (1,729,939)         (323,234)         (457,908)
  Transfers from (to) fixed account                 21,424            (1,012)               --
                                           -----------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions           (1,575,334)         (310,155)         (435,878)
                                           -----------------------------------------------------
Increase (decrease) in net assets                1,246,611           231,528          (375,320)
Net assets, beginning of period                 12,294,889         1,805,178         1,921,099
                                           -----------------------------------------------------
Net assets, end of period                     $ 13,541,500      $  2,036,706      $  1,545,779
                                           -----------------------------------------------------
                                           -----------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999
(UNAUDITED)

1.       NATURE OF OPERATIONS AND REORGANIZATION

         Franklin Life Variable Annuity Fund (the Fund or the Ongoing Fund) is a separate account of The Franklin Life Insurance Company (Franklin) under Illinois insurance law and a unit investment trust under the Investment Company Act of 1940. The Fund supports the operations of Franklin's variable annuity contracts (the Contracts). New contracts are no longer being issued.

         Prior to April 30, 1999, Franklin maintained Franklin Life Variable Annuity Funds A, B, and C (the Former Funds) which were originally established as open-end diversified management investment companies under the Investment Company Act of 1940. On April 30, 1999, a reorganization was effected under which Franklin Life Variable Annuity Fund A was renamed Franklin Life Variable Annuity Fund, converted into a unit investment trust, and consolidated with Franklin Life Variable Annuity Fund B and Franklin Life Money Market Variable Annuity Fund C. The assets of the Former Funds were transferred to Subaccounts A, B, and C, respectively, of the Ongoing Fund.

         The Ongoing Fund consists of three subaccounts invested in units of beneficial interest (shares) of two portfolios of American General Series Portfolio Company (AGSPC), an affiliated open-end management investment company. Subaccounts A and B invest in the AGSPC Stock Index Fund portfolio and Subaccount C invests in the AGSPC Money Market Fund portfolio.

         The Statement of Operations and the Statement of Changes in Net Assets for the new Subaccounts A, B, and C reflect the consolidated activity of the Former Funds through April 30, 1999, and Subaccounts A, B and C of the Ongoing Fund from May 1, 1999 to June 30, 1999.

         Franklin Financial Services Corporation, a wholly owned subsidiary of Franklin, acts as principal underwriter for the Contracts, as defined in the Investment Company Act of 1940. The assets of the Fund are the property of Franklin; however, the portion of the Fund's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Franklin may conduct.

2.       SIGNIFICANT ACCOUNTING POLICIES

         Investments: Investments in shares of the Fund are carried at fair value based on the net asset values of the respective AGSPC portfolios. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Fund shares are determined based on the specific identification method.

         Taxation: Operations of the Fund form a part of, and are taxed with those of, Franklin, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Fund.

          Reserves: Annuity reserves on Contracts, all involving life contingencies, are calculated using the Progressive Annuity Table with an assumed investment rate of 3-1/2%.

3.       CONTRACT CHARGES

         In conjunction with the reorganization, Franklin waived all sales loads, surrender or deferred sales charges and administrative fees specified in each Contract beginning October 1998. AGSPC deducts a charge for investment management and other expenses for the Stock Index Fund portfolio and for the Money Market Fund portfolio. In addition, Franklin deducts a charge from the assets of the Fund to cover mortality and expense risks related to the operations of the Fund at an effective annual rate of 1.00% for Subaccounts A and B and 1.065% for Subaccount C. As part of the reorganization, total annual Fund expenses are capped at 1.44%. Total charges paid by the Fund to Franklin were $38,263 for the period ended June 30, 1999.

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)

4.    SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS


                                               AMERICAN GENERAL SERIES PORTFOLIO COMPANY
                                        ------------------------------------------------------
                                           STOCK INDEX        STOCK INDEX       MONEY MARKET
                                               FUND              FUND               FUND
                                           SUBACCOUNT A      SUBACCOUNT B       SUBACCOUNT C
                                        ------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                        ------------------------------------------------------

Unit value, beginning of period          $ 123.03            $ 147.18            $  24.59
                                        ------------------------------------------------------
                                        ------------------------------------------------------
Unit value, end of period                $ 121.52            $ 141.59            $  24.96
                                        ------------------------------------------------------
                                        ------------------------------------------------------

Number of units outstanding
   Beginning of period                    109,896              13,839              62,851

Number of contract purchase
   payments                                 1,197                  73                 239

Withdrawals                                (5,855)             (1,223)             (6,516)

Transfers from (to) fixed account             294                  --                  --
                                        ------------------------------------------------------

Number of units outstanding,
   end of period                          105,532              12,689                56,574
                                        ------------------------------------------------------
                                        ------------------------------------------------------



                                    FRANKLIN LIFE       FRANKLIN LIFE      FRANKLIN LIFE
                                       VARIABLE            VARIABLE         MONEY MARKET
                                       ANNUITY             ANNUITY        VARIABLE ANNUITY
                                        FUND A              FUND B             FUND C
                                  ----------------------------------------------------------
                                               FOR THE YEAR ENDED DECEMBER 31, 1998
                                  ----------------------------------------------------------
Unit value, beginning of period          $  98.43         $ 110.59         $  23.73
                                  ----------------------------------------------------------
                                  ----------------------------------------------------------
Unit value, end of period                $ 123.03         $ 147.18         $  24.59
                                  ----------------------------------------------------------
                                  ----------------------------------------------------------

Number of units outstanding
   Beginning of period                    124,714           16,323           80,944

Number of contract purchase
   payments                                 1,559              115              930

Withdrawals                               (16,377)          (2,599)         (19,023)

Transfers from (to) fixed account              --               --               --
                                  ----------------------------------------------------------

Number of units outstanding,
   end of period                          109,896           13,839           62,851

                                  ----------------------------------------------------------
                                  ----------------------------------------------------------


THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)


5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability for payment to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

6.   YEAR 2000

     INTERNAL SYSTEMS. Franklin's ultimate parent, American General Corporation
     (AGC), has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts have been performed by its key business units with centralized oversight. Each business unit, including Franklin, has executed a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans varied, the plans included the following activities: (1) perform an inventory of Franklin's information technology and non-information technology systems; (2) assess which items in the inventory may expose Franklin to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and (5) return the systems to operations.

     As of June 30, 1999, these activities had been substantially completed, making Franklin's critical systems Year 2000 ready. Franklin will continue to test its systems throughout 1999 to maintain Year 2000 readiness. In addition, Franklin currently is developing plans for the century transition, which will restrict systems modifications from November 1999 through January 2000, create rapid response teams to address problems, and limit vacations for key technical personnel.

     THIRD PARTY RELATIONSHIPS. Franklin has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) Franklin and include organizations with which Franklin exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that Franklin exercises less, or no, control over Year 2000 readiness.

     Franklin assessed and mitigated the risks associated with the potential failure of third parties to achieve Year 2000 readiness. Franklin's activities included the following: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of June 30, 1999, these activities have been substantially completed. Where necessary, critical third party dependencies have been included in Franklin's contingency plans. Due to the various stages of Year 2000 readiness for these critical third party dependencies, Franklin's testing activities related to critical third parties will extend throughout 1999.

     CONTINGENCY PLANS. Franklin has undertaken contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, included the following activities: (1) evaluate the consequences of failure of critical business processes with significant exposure to Year 2000 risk;
     (2) determine the probability of a Year 2000-related failure for those critical processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for critical processes that rank high in consequence and probability of failure; and (4) complete the applicable contingency plans. As of June 30, 1999, these activities have been substantially completed. The contingency plans will continue to be tested and updated throughout 1999.

     RISKS AND UNCERTAINTIES. Based on the Year 2000 readiness of internal systems, century transition plans, plans to deal with third party relationships, and contingency plans, Franklin believes that it will experience, at most, isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on Franklin's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and Franklin is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to Franklin's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, failure of contingency plans to reduce Year 2000-related business failures, or other

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)

     unforeseen circumstances in completing Franklin's plans, the Year 2000 issues could have a material adverse impact on Franklin's operations following the turn of the century.

     COSTS. In 1999, Franklin has incurred and will continue to incur costs for internal staff, third party vendors, and other expenses to achieve Year 2000 readiness. These costs are not passed to the Account. The cost of activities related to Year 2000 readiness has not had a material adverse effect on Franklin's results of operations or financial condition. In addition, Franklin has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with Franklin's normal accounting policies.